Disclosure of financial liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [Line Items]
Trade and other payables	$ 35,567	$ 28,194
Debt facilities	31,769	43,938	$ 15,000
Equipment financing obligations	9,305	8,186
Other liabilities	655	$ 2,741
Financial liabilities	77,296
Less than 1 year
Statement [Line Items]
Trade and other payables	35,567
Debt facilities	14,037
Equipment financing obligations	4,595
Other liabilities	0
Financial liabilities	54,199
1 to 3 years [Member]
Statement [Line Items]
Trade and other payables	0
Debt facilities	19,592
Equipment financing obligations	5,110
Other liabilities	655
Financial liabilities	25,357
4 to 5 years [Member]
Statement [Line Items]
Trade and other payables	0
Debt facilities	0
Equipment financing obligations	379
Other liabilities	0
Financial liabilities	379
After 5 years [Member]
Statement [Line Items]
Trade and other payables	0
Debt facilities	0
Equipment financing obligations	0
Other liabilities	0
Financial liabilities	0
Contractual Cash Flows [Member]
Statement [Line Items]
Trade and other payables	35,567
Debt facilities	33,629
Equipment financing obligations	10,084
Other liabilities	655
Financial liabilities	$ 79,935